                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:      Raiff Partners, Inc.
   Address:   152 West 57th Street
              New York, NY  10019

   Form 13F File Number:   28-5866

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:    Sheldon Brody
   Title:   Chief Financial Officer
   Phone:   212-247-6509

Signature, Place and Date of Signing:



   /s/ Sheldon Brody        New York, NY        February 14, 2006

Report Type (Check only one):

   [X] 13F HOLDINGS REPORT
   [ ] 13F NOTICE
   [ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:




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                              FORM 13F SUMMARY PAGE

Raiff Partners, Inc.
28-5866

Report Summary:

         Number of other Included Managers:                 4
         Form 13F Information Table Entry Total:           58
         Form 13F Information Table Value Total:     $338,306 (thousands)

List of Other Included Managers:

         No. Form 13F File No.              Name

         01       28-5534                   Centurion Advisors, L.P.
         02       28-5414                   Centurion Investment Group, L.P.
         03       28-7106                   Centurion Investors, LLC

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                 Form 13F as of 12/31/05
         REPORTING MANAGER: RAIFF PARTNERS, INC.
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                Column 1              Column 2      Column 3      Column 4                 Column 5             Column 6   Column 7
                                                                                Shares or
                Name of                 Title        Cusip       Fair Market    Principal            PUT/     Investment
                 Issuer               of Class       Number         Value         Amount    SH/PRN   CALL     Discretion

                                                                                                                           Managers

------------------------------------------------------------------------------------------------------------------------------------

ABB LTD                                  CS        000375204       7,047,000      725,000     SH                DEFINED      1,2,3
ABERCROMBIE & FITCH                      CS        002896207       9,777,000      150,000     SH                DEFINED      1,2,3
ALLSTATE                                 CS        020002101       3,244,200       60,000     SH                DEFINED      1,2,3
AMER INT GRP                             CS        026874107      15,351,750      225,000     SH                DEFINED      1,2,3
AMERICAN EXPRESS                         CS        025816109       4,888,700       95,000     SH                DEFINED      1,2,3
ANADARKO PETROLEUM                       CS        032511107      10,896,250      115,000     SH                DEFINED      1,2,3
AXIS CAPITAL HOLDINGS                    CS        G0692U109       4,848,400      155,000     SH                DEFINED      1,2,3
BANK OF AMERICA CORP                     CS        060505104       9,691,500      210,000     SH                DEFINED      1,2,3
BEAR STEARNS USD1                        CS        073902108      13,863,600      120,000     SH                DEFINED      1,2,3
BEAZER HOMES USA INC                     CS        07556Q105       2,068,656       28,400     SH                DEFINED      1,2,3
BENIHANA INC                             CS        082047101       3,754,620      163,600     SH                DEFINED      1,2,3
BENIHANA INC- A SHARES                   CS        082047200       5,117,184      222,100     SH                DEFINED      1,2,3
BON TON STORES INC.                      CS        09776J101       7,460,700      390,000     SH                DEFINED      1,2,3
CIT GROUP                                CS        125581108       7,093,860      137,000     SH                DEFINED      1,2,3
CONOCOPHILLIPS                           CS        20825C104       8,727,000      150,000     SH                DEFINED      1,2,3
CONSTELLATION BRANDS                     CS        21036P108       9,390,340      358,000     SH                DEFINED      1,2,3
CVS FED 25 CALLS                        CALL       1266509BE         260,000        1,300             CALL      DEFINED      1,2,3
E*TRADE GROUP INC                        CS        269246104       5,840,800      280,000     SH                DEFINED      1,2,3
EBAY                                     CS        278642103       3,892,500       90,000     SH                DEFINED      1,2,3
EMPRESA BRASILIERA DE AERONAUTICA        CS        29081M102       4,887,500      125,000     SH                DEFINED      1,2,3
EVEREST RE GROUP LTD                     CS        G3223r108      10,536,750      105,000     SH                DEFINED      1,2,3
EXXON MOBIL                              CS        30231G102       2,808,500       50,000     SH                DEFINED      1,2,3
FEDERATED DEP COM                        CS        31410H101      11,276,100      170,000     SH                DEFINED      1,2,3
FEDEX                                    CS        31428X106      12,923,750      125,000     SH                DEFINED      1,2,3
FOOT LOCKER INC                          CS        344849104       6,067,348      257,200     SH                DEFINED      1,2,3
GM FEB 20 CALLS                         CALL       3704429BD         170,000        1,000             CALL      DEFINED      1,2,3
HARTFORD FINANCIAL SERVICES GROUP        CS        416515104      14,704,368      171,200     SH                DEFINED      1,2,3
HARTMARX CORP                            CS        417119104       1,562,000      200,000     SH                DEFINED      1,2,3
HOME DEPOT                               CS        437076102      12,346,400      305,000     SH                DEFINED      1,2,3
J.P. MORGAN CHASE                        CS        46625H100      14,685,300      370,000     SH                DEFINED      1,2,3
JETBLUE AIRWAYS CORP                     CS        477143101       5,536,800      360,000     SH                DEFINED      1,2,3
JONES APPAREL GROUP                      CS        480074103       1,536,000       50,000     SH                DEFINED      1,2,3
KERR-MCGEE                               CS        492386107       7,723,100       85,000     SH                DEFINED      1,2,3
KNIGHT-RIDDER INC                        CS        499040103       4,241,100       67,000     SH                DEFINED      1,2,3
LEGG MASON INC                           CS        524901105       3,111,940       26,000     SH                DEFINED      1,2,3
LEHMAN BROTHERS                          CS        524908100      14,098,700      110,000     SH                DEFINED      1,2,3
LOEWS CORP COM                           CS        540424108       9,959,250      105,000     SH                DEFINED      1,2,3
MAVERICK TUBE CORP                       CS        577914104       3,587,400       90,000     SH                DEFINED      1,2,3
MORGAN STANLEY                           CS        617446448       5,674,000      100,000     SH                DEFINED      1,2,3
OEX MARCH 560 PUTS                       PUT                         954,800        1,240             PUT       DEFINED      1,2,3
ORIENT EXPRESS HOTELS LTD                CS        G67743107       1,733,600       55,000     SH                DEFINED      1,2,3
OXFORD INDUSTRIES INC                    CS        691497309       4,102,500       75,000     SH                DEFINED      1,2,3
PATHMARK STORES INC                      CS        70322A101       7,619,373      762,700     SH                DEFINED      1,2,3
PHILLIPS VAN HEUSEN                      CS        718592108       2,106,000       65,000     SH                DEFINED      1,2,3
POLO RALPH LAUREN CORP                   CS        731572103       6,456,100      115,000     SH                DEFINED      1,2,3
QUICKSILVER INC                          CS        74838C106       3,598,400      260,000     SH                DEFINED      1,2,3
RETAIL VENTURES INC                      CS        76128Y102         186,600       15,000     SH                DEFINED      1,2,3
ROYAL CARIBBEAN LTD                      CS        V7780T103       3,379,500       75,000     SH                DEFINED      1,2,3
SIX FLAGS INC                            CS        83001P109         848,100      110,000     SH                DEFINED      1,2,3
SOUTHWEST SECURITIES GROUP               CS        845224104         942,300       45,000     SH                DEFINED      1,2,3
ST JOE COMPANY                           CS        790148100       1,344,400       20,000     SH                DEFINED      1,2,3
TALBOTS INC                              CS        874161102       2,503,800       90,000     SH                DEFINED      1,2,3
TESORO CORPORATE ENERGY                  CS        881609101         307,750        5,000     SH                DEFINED      1,2,3
TRANSOCEAN INC                           CS        G90078109       8,014,350      115,000     SH                DEFINED      1,2,3
UBS AG REGISTERED                        CS        H8920G155      12,198,230      128,200     SH                DEFINED      1,2,3
UNIVERSAL HEALTH REALTY INCOME TRUST     CS        91359E105         435,626       13,900     SH                DEFINED      1,2,3
VALERO ENERGY CORP                       CS        91913Y100         258,000        5,000     SH                DEFINED      1,2,3
WET SEAL INC                             CS        961840105         666,000      150,000     SH                DEFINED      1,2,3

TOTAL PORTFOLIO                                                  338,305,795
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[RESTUBBED TABLE]
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                Column 1                       Column 8

                Name of
                 Issuer                      Voting Authority

                                             Sole          Shared        None
                                              (A)           (B)          (C)
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

ABB LTD                                      725,000
ABERCROMBIE & FITCH                          150,000
ALLSTATE                                      60,000
AMER INT GRP                                 225,000
AMERICAN EXPRESS                              95,000
ANADARKO PETROLEUM                           115,000
AXIS CAPITAL HOLDINGS                        155,000
BANK OF AMERICA CORP                         210,000
BEAR STEARNS USD1                            120,000
BEAZER HOMES USA INC                          28,400
BENIHANA INC                                 163,600
BENIHANA INC- A SHARES                       222,100
BON TON STORES INC.                          390,000
CIT GROUP                                    137,000
CONOCOPHILLIPS                               150,000
CONSTELLATION BRANDS                         358,000
CVS FED 25 CALLS                               1,300
E*TRADE GROUP INC                            280,000
EBAY                                          90,000
EMPRESA BRASILIERA DE AERONAUTICA            125,000
EVEREST RE GROUP LTD                         105,000
EXXON MOBIL                                   50,000
FEDERATED DEP COM                            170,000
FEDEX                                        125,000
FOOT LOCKER INC                              257,200
GM FEB 20 CALLS                                1,000
HARTFORD FINANCIAL SERVICES GROUP            171,200
HARTMARX CORP                                200,000
HOME DEPOT                                   305,000
J.P. MORGAN CHASE                            370,000
JETBLUE AIRWAYS CORP                         360,000
JONES APPAREL GROUP                           50,000
KERR-MCGEE                                    85,000
KNIGHT-RIDDER INC                             67,000
LEGG MASON INC                                26,000
LEHMAN BROTHERS                              110,000
LOEWS CORP COM                               105,000
MAVERICK TUBE CORP                            90,000
MORGAN STANLEY                               100,000
OEX MARCH 560 PUTS                             1,240
ORIENT EXPRESS HOTELS LTD                     55,000
OXFORD INDUSTRIES INC                         75,000
PATHMARK STORES INC                          762,700
PHILLIPS VAN HEUSEN                           65,000
POLO RALPH LAUREN CORP                       115,000
QUICKSILVER INC                              260,000
RETAIL VENTURES INC                           15,000
ROYAL CARIBBEAN LTD                           75,000
SIX FLAGS INC                                110,000
SOUTHWEST SECURITIES GROUP                    45,000
ST JOE COMPANY                                20,000
TALBOTS INC                                   90,000
TESORO CORPORATE ENERGY                        5,000
TRANSOCEAN INC                               115,000
UBS AG REGISTERED                            128,200
UNIVERSAL HEALTH REALTY INCOME TRUS           13,900
VALERO ENERGY CORP                             5,000
WET SEAL INC                                 150,000

TOTAL PORTFOLIO
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